NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2022, 2021, and 2020.

	Years Ended December 31,
	2022	2021	2020
Numerator:
Net loss from continuing operations	$(738,138)	$(690,438)	$(370,866)
Net loss from discontinued operations	(46,100)	—	—
Net loss	(784,238)	(690,438)	(370,866)
Less: Premium on repurchase of redeemable convertible preferred stock	—	—	(13,407)
Net loss attributable to common shareholders, basic	$(784,238)	$(690,438)	$(384,273)
Less: revaluation of warrant liability	—	(3,051)	(13,448)
Net loss attributable to common stockholder, diluted	$(784,238)	$(693,489)	$(397,721)

Denominator:
Weighted average shares outstanding, basic	441,800,499	398,655,081	335,325,271
Dilutive effect of common stock issuable from assumed exercise of options	—	129,311	505,762
Weighted average shares outstanding, diluted	441,800,499	398,784,392	335,831,033

Basic net loss per share:
Net loss from continuing operations	$(1.67)	$(1.73)	$(1.11)
Net loss from discontinued operations	$(0.11)	$—	$—
Net loss	$(1.78)	$(1.73)	$(1.11)
Net loss attributable to common stockholders	$(1.78)	$(1.73)	$(1.15)

Diluted net loss per share:
Net loss attributable to common stockholders	$(1.78)	$(1.74)	$(1.18)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	Years Ended December 31,
	2022	2021	2020
Toggle Senior Unsecured Convertible Notes (on an as-converted basis)	24,123,014	—	—
5% Senior Convertible Notes (on an as-converted basis)	22,418,653	—	—
Outstanding warrants	1,137,850	—	—
Stock options, including performance stock options	22,470,585	28,996,160	32,529,224
Restricted stock units, including Market Based RSUs	21,645,858	25,496,384	18,344,243
Total	91,795,960	54,492,544	50,873,467